Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.75%
Australia–1.47%
CSL Ltd.	52,753	$9,796,933
China–32.25%
Alibaba Group Holding Ltd., ADR(a)	49,604	6,239,687
Angel Yeast Co. Ltd., A Shares	990,770	8,922,402
China Feihe Ltd.(b)	5,811,000	8,075,040
China Mengniu Dairy Co. Ltd.	4,890,000	28,784,288
China Resources Beer Holdings Co. Ltd.	768,000	5,733,899
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,815,600	9,840,482
JD.com, Inc., A Shares(a)	24,766	923,526
JD.com, Inc., ADR(a)	328,082	24,566,780
Minth Group Ltd.	2,288,000	10,605,246
Sunny Optical Technology Group Co. Ltd.	451,100	11,619,739
Tencent Holdings Ltd.	520,100	31,745,507
Tongcheng Travel Holdings Ltd.(a)(b)	9,453,600	19,499,794
Wuliangye Yibin Co. Ltd., A Shares	603,860	18,800,919
Yum China Holdings, Inc.	599,316	28,869,052
		214,226,361
Hong Kong–4.48%
Hongkong Land Holdings Ltd.	1,093,700	5,927,744
Swire Properties Ltd.	8,914,200	23,807,079
		29,734,823
India–4.59%
Emami Ltd.	1,312,174	8,766,515
HDFC Bank Ltd., ADR	316,741	21,737,935
		30,504,450
Indonesia–9.27%
PT Bank Central Asia Tbk	30,592,900	16,311,849
PT Kalbe Farma Tbk	112,036,100	12,785,870
PT Mitra Keluarga Karyasehat Tbk(b)	10,945,300	1,918,273
PT Pakuwon Jati Tbk(a)	537,616,700	16,087,009
PT Telkom Indonesia (Persero) Tbk	49,442,100	14,456,513
		61,559,514
Macau–1.09%
Galaxy Entertainment Group Ltd.(a)	1,247,000	7,251,005
Malaysia–2.69%
Bursa Malaysia Bhd.	7,666,250	11,462,805
Heineken Malaysia Bhd.	1,306,900	6,381,044
		17,843,849
New Zealand–1.50%
Auckland International Airport Ltd.(a)	1,170,412	5,540,749
Shares		Value
New Zealand–(continued)
Freightways Ltd.	558,671	$4,450,892
		9,991,641
Philippines–6.16%
BDO Unibank, Inc.	7,545,740	20,090,007
SM Investments Corp.	511,646	9,548,349
SM Prime Holdings, Inc.	16,339,500	11,292,733
		40,931,089
Singapore–4.21%
Keppel REIT	16,038,900	13,341,297
United Overseas Bank Ltd.	658,700	14,648,036
		27,989,333
South Korea–8.78%
Douzone Bizon Co. Ltd.	121,384	5,379,889
LEENO Industrial, Inc.	15,278	2,377,071
NAVER Corp.	41,419	10,973,286
Samsung Electronics Co. Ltd.	639,750	39,626,459
		58,356,705
Taiwan–5.80%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,691,464	38,519,676
Thailand–2.74%
Central Pattana PCL, Foreign Shares	11,085,500	18,187,758
United States–8.31%
Amcor PLC, CDI	1,402,310	16,748,664
Broadcom, Inc.	65,621	38,446,032
		55,194,696
Vietnam–2.41%
Vietnam Dairy Products JSC	4,351,690	15,983,270
Total Common Stocks & Other Equity Interests (Cost $429,702,365)		636,071,103
Money Market Funds–4.97%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	11,539,926	11,539,926
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	8,264,383	8,265,209
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	13,188,487	13,188,487
Total Money Market Funds (Cost $32,992,549)		32,993,622
TOTAL INVESTMENTS IN SECURITIES—100.72% (Cost $462,694,914)		669,064,725
OTHER ASSETS LESS LIABILITIES–(0.72)%		(4,765,511)
NET ASSETS–100.00%		$664,299,214

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $39,333,589, which represented 5.92% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,256,961	$12,395,320	$(13,112,355)	$-	$-	$11,539,926	$839
Invesco Liquid Assets Portfolio, Institutional Class	8,779,296	8,853,800	(9,365,968)	(1,597)	(322)	8,265,209	307
Invesco Treasury Portfolio, Institutional Class	14,007,956	14,166,080	(14,985,549)	-	-	13,188,487	378
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	266,650	(266,650)	-	-	-	6*
Invesco Private Prime Fund	-	609,143	(609,143)	-	-	-	76*
Total	$35,044,213	$36,290,993	$(38,339,665)	$(1,597)	$(322)	$32,993,622	$1,606

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,796,933	$—	$9,796,933
China	59,675,519	154,550,842	—	214,226,361
Hong Kong	—	29,734,823	—	29,734,823
India	21,737,935	8,766,515	—	30,504,450
Indonesia	—	61,559,514	—	61,559,514
Macau	—	7,251,005	—	7,251,005
Malaysia	—	17,843,849	—	17,843,849
New Zealand	—	9,991,641	—	9,991,641
Philippines	—	40,931,089	—	40,931,089
Singapore	—	27,989,333	—	27,989,333
South Korea	—	58,356,705	—	58,356,705
Taiwan	—	38,519,676	—	38,519,676
Thailand	—	18,187,758	—	18,187,758
United States	38,446,032	16,748,664	—	55,194,696
Vietnam	—	15,983,270	—	15,983,270
Money Market Funds	32,993,622	—	—	32,993,622
Total Investments	$152,853,108	$516,211,617	$—	$669,064,725
Invesco Asia Pacific Growth Fund